PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT, NET	PROPERTY, PLANT AND EQUIPMENT, NET
(1) Property, plant and equipment, net

	Year ended December 31, 2021
	Land	Buildings and improvements	Production equipment	Vehicles, furniture and fixtures	Work in progress	Spare parts	Right-of-use assets	Total
Values at the beginning of the year
Cost	592,761	3,567,732	7,179,626	289,877	1,203,362	143,309	349,003	13,325,670
Accumulated depreciation	—	(1,754,476)	(4,714,976)	(231,719)	—	(27,185)	(92,633)	(6,820,989)

Net book value at January 1, 2021	592,761	1,813,256	2,464,650	58,158	1,203,362	116,124	256,370	6,504,681

Opening net book value	592,761	1,813,256	2,464,650	58,158	1,203,362	116,124	256,370	6,504,681
Translation differences	(70)	(161)	(43)	(11)	(18)	—	—	(303)
Additions	—	1,874	282	1,285	418,736	38,800	13,758	474,735
Capitalized borrowing costs	—	—	—	—	6,294	—	—	6,294
Disposals / Consumptions	—	(7,439)	(801)	(1,276)	(1,915)	(15,150)	(1,995)	(28,576)
Indexation	—	—	—	—	—	—	4,523	4,523
Transfers	2,053	461,377	585,186	13,884	(1,063,377)	—	—	(877)
Depreciation charge	—	(135,822)	(328,383)	(17,934)	—	(2,607)	(44,153)	(528,899)

Closing net book value	594,744	2,133,085	2,720,891	54,106	563,082	137,167	228,503	6,431,578

Values at the end of the year
Cost	594,744	4,023,271	7,707,052	294,356	563,082	166,959	364,971	13,714,435
Accumulated depreciation	—	(1,890,186)	(4,986,161)	(240,250)	—	(29,792)	(136,468)	(7,282,857)

Net book value at December 31, 2021	594,744	2,133,085	2,720,891	54,106	563,082	137,167	228,503	6,431,578

	Year ended December 31, 2020
	Land	Buildings and improvements	Production equipment	Vehicles, furniture and fixtures	Work in progress	Spare parts	Right-of-use assets	Total
Values at the beginning of the year
Cost	594,435	3,412,904	6,931,970	268,398	1,119,348	140,028	355,928	12,823,011
Accumulated depreciation	—	(1,618,882)	(4,377,389)	(218,033)	—	(19,656)	(49,470)	(6,283,430)

Net book value at January 1, 2020	594,435	1,794,022	2,554,581	50,365	1,119,348	120,372	306,458	6,539,581

Opening net book value	594,435	1,794,022	2,554,581	50,365	1,119,348	120,372	306,458	6,539,581
Translation differences	(134)	(297)	(68)	(37)	(6)	—	—	(542)
Additions	—	18,552	1,487	2,345	482,606	20,362	6,101	531,453
Capitalized borrowing costs	—	—	—	—	13,100	—	—	13,100
Disposals / Consumptions	—	(183)	(124)	(1,106)	(3,775)	(13,782)	(3,254)	(22,224)
Indexation	—	—	—	—	—	—	(9,388)	(9,388)
Transfers	(1,540)	137,379	247,824	23,352	(407,911)	(3,200)	—	(4,096)
Depreciation charge	—	(136,217)	(339,050)	(16,761)	—	(7,628)	(43,547)	(543,203)

Closing net book value	592,761	1,813,256	2,464,650	58,158	1,203,362	116,124	256,370	6,504,681

Values at the end of the year
Cost	592,761	3,567,732	7,179,626	289,877	1,203,362	143,309	349,003	13,325,670
Accumulated depreciation	—	(1,754,476)	(4,714,976)	(231,719)	—	(27,185)	(92,633)	(6,820,989)

Net book value at December 31, 2020	592,761	1,813,256	2,464,650	58,158	1,203,362	116,124	256,370	6,504,681
11.    PROPERTY, PLANT AND EQUIPMENT, NET (continued)

(2) Right-of-use assets

	Right-of-use assets
	Buildings and improvements	Production equipment	Vehicles, furniture and fixtures	Total
Values at the beginning of the year
Cost	239,211	109,792	—	349,003
Accumulated depreciation	(58,052)	(34,581)	—	(92,633)

Net book value at January 1, 2021	181,159	75,211	—	256,370

Opening net book value	181,159	75,211	—	256,370
Net additions	2,732	10,852	174	13,758
Disposal/Derecognition	(353)	(1,642)	—	(1,995)
Indexation	4,027	496	—	4,523
Depreciation charge	(29,368)	(14,741)	(44)	(44,153)

Closing net book value	158,197	70,176	130	228,503

Values at the end of the year
Cost	245,300	119,497	174	364,971
Accumulated depreciation	(87,103)	(49,321)	(44)	(136,468)

Net book value at December 31, 2021	158,197	70,176	130	228,503

	Right-of-use assets
	Buildings and improvements	Production equipment	Vehicles, furniture and fixtures	Total
Values at the beginning of the year
Cost	245,752	110,176	—	355,928
Accumulated depreciation	(28,895)	(20,575)	—	(49,470)

Net book value at January 1, 2020	216,857	89,601	—	306,458

Opening net book value	216,857	89,601	—	306,458
Net additions	2,416	3,685	—	6,101
Disposal/Derecognition	(1,666)	(1,588)	—	(3,254)
Indexation	(7,024)	(2,364)	—	(9,388)
Depreciation charge	(29,424)	(14,123)	—	(43,547)

Closing net book value	181,159	75,211	—	256,370

Values at the end of the year
Cost	239,211	109,792	—	349,003
Accumulated depreciation	(58,052)	(34,581)	—	(92,633)

Net book value at December 31, 2020	181,159	75,211	—	256,370
The cost related to variable-lease payments that do not depend on an index or rate amounted to $20.0 million for the year ended December 31, 2021 ($10.6 million for the year ended December 31, 2020). The expenses related to leases for which the Company applied the practical expedient described in paragraph 5 (a) of IFRS 16 (leases with contract term of less than 12 months) amounted to $2.0 million for the year ended December 31, 2021 ($0.8 million and $3.4 million for the year ended December 31, 2020 and 2019, respectively).